BUSINESS AND LIQUIDITY	12 Months Ended
Dec. 31, 2020
BUSINESS AND LIQUIDITY
BUSINESS AND LIQUIDITY

1.    BUSINESS AND LIQUIDITY

Business

SmartKem Limited (“SmartKem” or the “Company”) was formed on July 21, 2008 as a private company limited by shares incorporated in England and Wales. The Company established a wholly owned subsidiary, SmartKem Inc., in September 2018, for the purpose of managing the continued development of the Company’s technology.

SmartKem is a supplier of high-performance organic semiconductor inks for the manufacture of printed thin film transistors. The Company’s primary business is the development of materials and processes used to make organic thin-film transistors (OTFTs) for the manufacture of flexible electronics. The Company’s TRUFLEX semiconductor technology deposits organic ink on a substrate at a temperature as low as 80°C, enabling manufactures to use a range of low-cost flexible plastic substrates using existing industry standard equipment and infrastructure. The Company’s transistor stacks are flexible, bendable, wearable and lightweight and can be used in a number of different applications, including bendable smart-phone displays, curved automotive displays, e-paper displays, wearables, fingerprint sensors and printed biosensors.

The Company’s commercial success depends in part on the ability to obtain and maintain intellectual property protection for the inks, processes and know-how comprising its TRUFLEX technology, to operate without infringing the proprietary rights of others, and to prevent others from infringing on its proprietary rights. The Company has established a portfolio relating to its TRUFLEX technology. The Company’s portfolio currently includes 116 issued patents,19 pending patent applications, 25 future national applications, and more than 30 trade secrets. The patents cover the active semiconductor materials, deposition process and formulations comprising the Company’s TRUFLEX technology.

Liquidity and Going Concern

The accompanying consolidated financial statements have been presented on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The Company has financed its activities principally from the issuance of ordinary and preferred equity securities.

In March 2020, the World Health Organization declared the outbreak of COVID‑19 as a global pandemic (the “Pandemic”). The Pandemic has had a widespread and detrimental effect on the global economy and has adversely impacted the Company’s business and results of operations. The Company has experienced travel bans, states of emergency, quarantines, lockdowns, “shelter in place” orders, business restrictions and shutdowns in the countries where it operates. The Company’s containment measures have impacted its day-to-day operations and disrupted its business. Because the severity, magnitude and duration of the Pandemic and its economic consequences are highly uncertain, rapidly changing and difficult to predict, the ultimate impact of the Pandemic on the Company’s business, financial condition and results of operations is currently unknown. The additional costs incurred by the Company related to COVID‑19 during the year ended December 31, 2020 were deemed to be immaterial to the financial statements. The Company anticipates there may be additional costs relating to the Pandemic incurred in the upcoming months that will be attributable to fiscal year 2021 and thereafter. These costs are not expected to be material.

The Company has incurred substantial and negative cash flows from operations in every fiscal period since inception. For the year ended December 31, 2020, the Company incurred a net loss of $23.1M and used $4.1M in cash to fund operations during the year ended December 31, 2020 and had an accumulated deficit of $57.9M as of December 31, 2020. The Company’s cash as of December 31, 2020 is $763.8 thousand.

Management believes that the Company does not have sufficient cash to support its operations beyond the first quarter of 2021, and will require significant additional cash resources to continue its planned research and development activities.

The Company will need additional funds for promoting new products and working capital required to support increased sales. There can be no assurance, however, that such financing will be available when needed, if at all, or on favourable terms and conditions. The precise amount and timing of the funding needs cannot be determined accurately at this time, and will depend on a number of factors, including the market demand for the Company’s products, the quality of product development efforts, management of working capital, and the continuation of normal payment terms and conditions for purchase of services. The Company is uncertain whether its cash balances and cash flow from operations will be sufficient to fund its operations for the next twelve months.

In order to address its capital needs, including its planned research and development activities and other expenditure, the Company is actively pursuing additional equity financing in the form of a private placement and a public offering. The Company has been in ongoing discussions with institutional investors and other parties with respect to such possible offerings. Adequate financing opportunities might not be available to the Company, when and if needed, on acceptable terms or at all. If the Company is unable to obtain additional financing in sufficient amounts or on acceptable terms or if the Company fails to consummate the private placement or a public offering, the Company will be forced to delay, reduce or eliminate some or all of its research and development programs and product portfolio expansion, which could adversely affect its operating results or business prospects. Although management continues to pursue these plans, there is no assurance that the Company will be successful in obtaining sufficient funding on terms acceptable to the Company to fund continuing operations, if at all. After considering the uncertainties, management consider it is appropriate to continue to adopt the going concern basis in preparing the consolidated financial statements.

The consolidated entity presented is referred to herein as “SmartKem”, “we”, “us”, “our”, or the “Company”, as the context requires and unless otherwise noted.